Intangible Assets - Summary of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Opening Balance	¥ 1,249,122
Closing Balance	1,355,326	¥ 1,249,122
Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	669,612
Closing Balance	638,337	669,612
Gross carrying amount [Member]
Statements [Line Items]
Opening Balance	2,124,830	1,968,466
Additions	109,051	40,655
Internally developed	260,895	279,674
Sales or disposal	(363,989)	(203,372)
Foreign currency translation adjustments	46,726	22,351
Other	20,715	17,056
Closing Balance	2,198,228	2,124,830
Gross carrying amount [Member] | Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	1,159,435	1,141,234
Additions	0	0
Internally developed	124,788	181,634
Sales or disposal	(230,512)	(164,898)
Foreign currency translation adjustments	4,622	1,465
Other	0	0
Closing Balance	1,058,334	1,159,435
Gross carrying amount [Member] | Software and other [Member]
Statements [Line Items]
Opening Balance	965,395	827,232
Additions	109,051	40,655
Internally developed	136,107	98,040
Sales or disposal	(133,477)	(38,473)
Foreign currency translation adjustments	42,104	20,886
Other	20,715	17,056
Closing Balance	1,139,895	965,395
Accumulated depreciation, amortization [Member]
Statements [Line Items]
Opening Balance	(875,708)	(776,500)
Amortization	(290,642)	(277,477)
Sales or disposal	348,353	190,062
Foreign currency translation adjustments	(22,633)	(10,533)
Other	(2,272)	(1,261)
Closing Balance	(842,902)	(875,708)
Accumulated depreciation, amortization [Member] | Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	(489,823)	(477,472)
Amortization	(160,686)	(164,512)
Sales or disposal	230,512	152,161
Foreign currency translation adjustments	0	0
Other	0	0
Closing Balance	(419,997)	(489,823)
Accumulated depreciation, amortization [Member] | Software and other [Member]
Statements [Line Items]
Opening Balance	(385,886)	(299,028)
Amortization	(129,956)	(112,965)
Sales or disposal	117,841	37,901
Foreign currency translation adjustments	(22,633)	(10,533)
Other	(2,272)	(1,261)
Closing Balance	¥ (422,905)	¥ (385,886)